Persimmon Long/Short Fund
FUND SUMMARY
Investment Objective:
The Persimmon Long/Short Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 20 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 44 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Persimmon Long/Short Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Persimmon Long/Short Fund		Class A Shares	Class I Shares
Management Fees		2.50%	2.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Total Other Expenses		2.21%	2.21%
Short Selling Dividend and Interest Expense		1.01%	1.01%
Remaining Other Expenses		1.20%	1.20%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses		5.02%	4.77%
Fee Waiver	[2]	(0.71%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver		4.31%	4.06%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[2]	The Fund's adviser, Persimmon Capital Management, LP (the "Adviser") has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense or securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 3.24% of average daily net assets attributable to Class A shares and 2.99% of average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Persimmon Long/Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	911	1,871	2,831	5,229
Class I Shares	408	1,373	2,343	4,786

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to meet its investment objective primarily by selecting a group of experienced long/short equity managers who will serve as sub-advisers (“Sub-Advisers”) to the Fund. The Adviser believes that long/short equity can offer a number of advantages for investors relative to “Long-Only” equity investing and can be a complimentary piece of an investor’s overall investment portfolio. The Adviser also believes that manager diversification is an important element of risk management, which is why the Fund invests in multiple Sub-Advisers to meet its investment objective.

The Adviser seeks to identify a combination of Sub-Advisers that will provide attractive diversification for the Fund across various long/short equity styles, market capitalizations, sectors and geography. In selecting this combination of complementary Sub-Advisers, the Adviser will use its experienced team and background in selecting long/short equity managers through a careful and thorough due diligence process. The Adviser will also seek to help the Fund meet its investment objective with a thoughtful portfolio construction process that evaluates multiple factors in allocating capital to the various Sub-Advisers including global macro risk factors, market fundamentals, and timeliness of the strategies of the various Sub-Advisers. The Adviser will monitor the investment activities and businesses of the Sub-Advisers to confirm that the Fund has an overall balance of investments that the Adviser believes is appropriate, but the Adviser will not manage the day-to-day investments of the Sub-Advisers. The Adviser will allocate 0-30% of the Fund’s net assets to each Sub-Adviser. The Sub-Advisers will each manage their allocated portion of the Fund’s assets using a long/short strategy; however, they may pursue a variety of Long/Short Equity strategies including, but not limited to: Long/Short Equity – Generalist, Long-Short Equity – Sector Focused, Long-Short Equity - Global/International, Long/Short Equity – Tactical, and Long/Short Equity – Event-Driven. These strategies may be managed with either a net long bias (net market exposure is generally positive) or a variable bias (net market exposure may be positive or negative).

As a part of its portfolio and risk management role, the Adviser may elect to directly invest up to 20% of the Fund’s net assets in an attempt to better control and target the overall Fund’s market exposure or exposure to specific securities including, but not limited to direct investments in equity and fixed income securities, exchange-traded funds (“ETFs”), options and futures.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and seeks a widely diversified portfolio across all market capitalizations and sectors. Under normal market conditions, the Fund will invest at least 75% of its net assets in a combination of long and short positions in equity-related securities including common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies including ETFs, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and cash equivalent securities. In certain market environments, it may be advantageous for the Fund to invest in other non-equity security types of investments with up to 25% of the Fund’s net assets such as fixed income securities of any duration or credit quality (including, but not limited to, corporate debt, sovereign debt, exchange-traded notes, debt issued by the U.S. Government and its agencies, and high-yield bonds), forward currency contracts, futures, options and swaps.

The Fund may invest up to 25% of its net assets in foreign securities, of which 10% of the Fund’s net assets may be in foreign securities with issuers in emerging markets.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Derivatives Risk: Loss may result from the Fund’s investments in options and other derivative instruments. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the portfolio assets (if any) being hedged. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETN Risk: ETNs are subject to credit risk and their value will be influenced by time to maturity, supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in interest rates, changes in the issuer’s credit rating, and economic, legal, or political events.

• Fixed Income Risk: The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Convertible securities are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt securities and equity securities. Your investment will decline in value if the value of the Fund’s fixed income investments decrease.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing (including through ADRs, EDRs and GDRs) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

○ Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

• Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. In addition, the Adviser has not previously managed a mutual fund.

• Management Risk: The Adviser’s and Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the Sub-Advisers may also prove incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Option Writing Risk: If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset. If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset. If this occurred, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Short Position Risk: The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

• Small and Medium Capitalization Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

• Underlying Funds Risk: Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

• U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.persimmonfunds.com or by calling 1-855-233-8300.

Class I Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/13	3.95%
Worst Quarter:	6/30/13	0.99%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Persimmon Long/Short Fund	Label	One Year	Since Inception	Inception Date
Class I Shares	Return before taxes	10.40%	10.40%	Dec. 31, 2012
Class I Shares Return after taxes on distributions		10.40%	10.40%
Class I Shares Return after taxes on distributions and sale of Fund shares		5.89%	5.89%
Class A Shares	Return before taxes	4.56%	4.56%	Dec. 31, 2012
S&P 500 TR (reflects no deduction for fees, expenses or taxes)		32.39%	32.39%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.